Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS - Net assets on disposal date (Details) - EUR (€) € in Thousands	Dec. 31, 2025		Dec. 05, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current Assets:
Cash and cash equivalents	€ 418,517	[1]		€ 306,387	[1]	€ 510,909	[1]	€ 415,155
Inventories	29,317			31,122
Current tax assets	38,453			41,879
Prepaid expenses and other current assets	30,480			45,519
Total current assets	762,945			681,964
Non-current assets:
Property, plant and equipment	554,626			823,937
Intangible assets and Goodwill	303,936			309,295
Non-current tax assets	36,349			34,357
Other non-current assets	507			3,464
Total non-current assets	951,000			1,230,538
Total assets	1,713,945			1,912,502
Current Liabilities
Current financial liabilities	(104,720)			(50,795)
Trade and other payables	(64,763)			(85,792)
Deferred income	(3,220)			(3,216)
Provisions	(58,543)			(62,219)
Current income tax liabilities	(10,578)			(8,517)
Other current liabilities	(21,401)			(27,446)
Total current liabilities	(368,074)			(344,585)
Non-current liabilities:
Deferred tax liabilities	(14,735)			(14,516)
Provisions	(18,035)			(19,585)
Deferred income	(8,350)			(30,557)
Total non-current liabilities	(532,167)			(615,392)
Goodwill	€ 272,365			€ 282,854		€ 275,635
Just - Evotec Biologics EU SAS
Current Assets:
Cash and cash equivalents			€ 2,575
Inventories			7,231
Current tax assets			5,146
Prepaid expenses and other current assets			1,660
Total current assets			16,612
Non-current assets:
Property, plant and equipment			258,305
Intangible assets and Goodwill			1,840
Non-current tax assets			1,837
Other non-current assets			4
Total non-current assets			261,986
Total assets			278,598
Current Liabilities
Current financial liabilities			(6,699)
Trade and other payables			(9,135)
Deferred income			(1,500)
Provisions			(2,283)
Current income tax liabilities			(448)
Other current liabilities			(1,820)
Total current liabilities			(21,886)
Non-current liabilities:
Deferred tax liabilities			(656)
Provisions			(301)
Deferred income			(19,294)
Total non-current liabilities			(20,251)
Total Liabilities			(42,138)
Goodwill			€ 715

[1]	incl. €16,731k (2024: €12,931k; 2023: €11,819k) of restricted cash